November 15, 1995

SECURITIES AND EXCHANGE COMMISSION
450 Fifth Street, Northwest
Judiciary Plaza
Washington, D. C.  20549

RE:  Rule 24f-2 Notice for United High Income Fund II, Inc.
     File No. 33-5648 and 811-4520/ CIK #793300

Dear Sir or Madam:

1.  This Notice is being filed for the fiscal year ended September 30, 1995;

2. At the beginning of such fiscal period the issuer had no securities registered under the Securities Act of 1933, other than pursuant to this section;

3. During such fiscal period the issuer registered no securities other than pursuant to this section;

4.  The issuer sold 7,993,791 shares during such fiscal period, and*

5. The 7,993,791 shares were sold during such fiscal year in reliance upon registration pursuant to this section.

This Notice is accompanied by an opinion of counsel as prescribed by paragraph
(b)(1)(v) of Rule 24f-2.  An additional filing fee as prescribed by paragraph
(c) of said Rule is not required since during such fiscal year net redemptions exceeded sales.

Very truly yours,



Sharon K. Pappas
Secretary

*During such fiscal year the issuer sold 7,993,791 shares in reliance upon registration pursuant to Rule 24f-2 at an actual aggregate sale price of $31,537,803 and redeemed 15,495,006 shares at an aggregate repurchase price of $60,993,212. None of such redeemed shares were previously applied by the issuer pursuant to Section 24e-2(a) in filings made pursuant to Section 24(e)(1) of the Investment Company Act of 1940. Since the shares redeemed during the issuer's fiscal year ended September 30, 1995 exceeded the shares sold, a filing fee as prescribed in Section 6(b) of the Securities Act of 1933 is not required.